Liquidity (Details Narrative) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Retained Earnings (Accumulated Deficit)	$ 1,471,503	$ 864,073	$ 882,279
Working capital deficit		$ 51,928